Common Warrants Outstanding - Additional Information (Detail)	Sep. 30, 2015 USD ($)
Warrants and Rights Note Disclosure [Abstract]
Common stock warrants exercisable, intrinsic value	$ 1,319,828
Common stock warrants outstanding, intrinsic value	$ 1,319,828